UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                   New York, NY              February 14, 2008
--------------------      -------------------------  ---------------------------
 [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total: $251,507
                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name
1.       028-11646                          JAM Partners, LP


                                                     FORM 13F INFORMATION TABLE
                                                   Jacobs Asset Management, LLC

COLUMN 1                       COLUMN  2     COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                      VALUE    SHRS OR   SH/  PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (X$1000)  PRN AMT   PRN  CALL  DISCRETION      MGRS  SOLE     SHARED   NONE
--------------                 --------      -----       --------  -------   ---  ----  ----------      ----  ----     ------   ----
ASSURED GUARANTY LTD           COM           G0585R106    9,807      369,500 SH         SHARED-DEFINED  1                369,500
MAX CAPITAL GROUP LTD          SHS           G6052F103    4,898      175,000 SH         SHARED-DEFINED  1                175,000
NICHOLAS FINANCIAL INC         COM NEW       65373J209    1,885      260,764 SH         SHARED-DEFINED  1                260,764
ABINGTON BANCORP INC           COM           00350L109    1,523      162,000 SH         SHARED-DEFINED  1                162,000
AMERICAN BANCORP N J INC       SHS           02407E104    2,658      262,400 SH         SHARED-DEFINED  1                262,400
ANNALY CAP MGMT INC            COM            35710409   14,213      781,775 SH         SHARED-DEFINED  1                781,775
ANWORTH MORTGAGE ASSET CP      COM            37347101    2,945      356,534 SH         SOLE            NONE  356,534
ANWORTH MORTGAGE ASSET CP      COM           037347101   13,478    1,631,700 SH         SHARED-DEFINED  1              1,631,700
AON CORP                       COM           037389103    5,961      125,000 SH         SHARED-DEFINED  1                125,000
BANKUNITED FINL CORP           CL A          06652B103    2,168      314,158 SH         SHARED-DEFINED  1                314,158
BENEFICIAL MUTUAL BANCORP IN   COM           08173R104    2,987      307,294 SH         SHARED-DEFINED  1                307,294
BOARDWALK BANCORP INC          COM           09661Q103    5,151      233,605 SH         SOLE            NONE  233,605
BOARDWALK BANCORP INC          COM           09661Q103    4,226      191,672 SH         SHARED-DEFINED  1                191,672
BROOKLINE BANCORP INC DEL      COM           11373M107    2,757      271,356 SH         SHARED-DEFINED  1                271,356
CAPSTEAD MTG CORP              COM NO PAR    14067E506    1,217       92,300 SH         SOLE            NONE   92,300
CAPSTEAD MTG CORP              COM NO PAR    14067E506    5,276      400,000 SH         SHARED-DEFINED  1                400,000
CENTENNIAL BK HLDGS INC DEL    COM           151345303    1,291      223,400 SH         SHARED-DEFINED  1                223,400
CENTER BANCORP INC             COM           151408101    3,013      272,400 SH         SHARED-DEFINED  1                272,400
CENTRAL BANCORP INC MASS       COM           152418109      774       38,396 SH         SHARED-DEFINED  1                 38,396
CENTURY BANCORP INC            CL A NON VTG  156432106    5,994      297,191 SH         SHARED-DEFINED  1                297,191
CHITTENDEN CORP                COM           170228100    6,234      175,000 SH         SHARED-DEFINED  1                175,000
COUNTRYWIDE FINANCIAL CORP     COM           222372104    3,415      381,999 SH         SHARED-DEFINED  1                381,999
EMPLOYERS HOLDINGS INC         COM           292218104    1,628       97,400 SH         SHARED-DEFINED  1                 97,400
ESSA BANCORP INC               COM           29667D104    2,801      249,019 SH         SOLE            NONE  249,019
ESSA BANCORP INC               COM           29667D104    8,944      795,000 SH         SHARED-DEFINED  1                795,000
FEDERAL TR CORP                COM           314012105      828      400,100 SH         SHARED-DEFINED  1                400,100
FIDELITY NATIONAL FINANCIAL    CL A          31620R105    2,798      191,500 SH         SHARED-DEFINED  1                191,500
FIRST AMERN CORP CALIF         COM           318522307    2,130       62,436 SH         SHARED-DEFINED  1                 62,436
FIRST CMNTY BANCORP CALIF      COM           31983B101    5,567      135,000 SH         SHARED-DEFINED  1                135,000
FIRST COMWLTH FINL CORP PA     COM           319829107    2,946      276,600 SH         SHARED-DEFINED  1                276,600
FIRSTFED FINL CORP             COM           337907109    4,298      120,000 SH         SHARED-DEFINED  1                120,000
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW       38144H208    1,350      849,000 SH         SHARED-DEFINED  1                849,000
ISHARES TR                     RUSSELL 2000  464287655   37,960      500,000 SH   PUT   SHARED-DEFINED  1                500,000
LANDAMERICA FINL GROUP INC     COM           514936103    5,476      163,700 SH         SHARED-DEFINED  1                163,700
LIBERTY BANCORP INC            COM           53017Q102    2,568      250,500 SH         SHARED-DEFINED  1                250,500
MARTEN TRANS LTD               COM           573075108      898       64,379 SH         SHARED-DEFINED  1                 64,379
MFA MORTGAGE INVESTMENTS INC   COM           55272X102    9,713    1,050,000 SH         SHARED-DEFINED  1              1,050,000
MGIC INVESTMENT CORP-WIS       COM           552848103    3,923      174,900 SH         SHARED-DEFINED  1                174,900
NEWPORT BANCORP INC            COM           651754103    3,127      265,000 SH         SHARED-DEFINED  1                265,000
NORTH VALLEY BANCORP           COM           66304M105      792       60,515 SH         SHARED-DEFINED  1                 60,515
ORIGEN FINL INC                COM           68619E208    3,923      980,679 SH         SHARED-DEFINED  1                980,679
ORITANI FINL CORP              COM           686323106    1,233      100,254 SH         SHARED-DEFINED  1                100,254
PROVIDENT FINL HLDGS INC       COM           743868101    3,838      233,144 SH         SHARED-DEFINED  1                233,144
SEABRIGHT INSURANCE HLDGS IN   COM           811656107    1,795      119,000 SH         SHARED-DEFINED  1                119,000
SOVEREIGN BANCORP INC          COM           845905108    5,060      443,900 SH         SHARED-DEFINED  1                443,900
SPECIALTY UNDERWRITERS ALLIA   COM           84751T309    2,270      424,300 SH         SHARED-DEFINED  1                424,300
BANCORP INC DEL                COM           05969A105    2,586      192,138 SH         SHARED-DEFINED  1                192,138
UNIONBANCAL CORP               COM           908906100    7,826      160,000 SH         SHARED-DEFINED  1                160,000
UNITED FINANCIAL BANCORP INC   COM           91030T109    2,220      200,000 SH         SOLE            NONE  200,000
UNITED FINANCIAL BANCORP INC   COM           91030T109    7,326      659,981 SH         SHARED-DEFINED  1                659,981
VALIDUS HOLDINGS LTD           COM SHS       G9319H102    3,024      116,400 SH         SHARED-DEFINED  1                116,400
WILLIS LEASE FINANCE CORP      COM           970646105    7,460      594,866 SH         SHARED-DEFINED  1                594,866
WILLIS LEASE FINANCE CORP      COM           970646105    3,327      265,293 SH         SOLE            NONE  265,293

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